Annual Total Returns- Transamerica Multi-Asset Income (Class I2) [BarChart] - Class I2 - Transamerica Multi-Asset Income - I2	2015	2016	2017	2018	2019	2020
Total	(3.07%)	6.62%	13.65%	(3.43%)	20.57%	11.61%